Cover	Aug. 20, 2021
Cover [Abstract]
Entity Registrant Name	RumbleOn, Inc.
Entity Central Index Key	0001596961
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 20, 2021
Entity Incorporation State Country Code	NV
Entity File Number	001-38248
Entity Tax Identification Number	46-3951329
Entity Address Address Line 1	901 W. Walnut Hill Lane
Entity Address City Or Town	Irving
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75038
City Area Code	214
Local Phone Number	771-9952
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	RMBL
Security Exchange Name	NASDAQ